EQUITY - Reconciliation of parent company and consolidated net income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Company net income	R$ 5,029,389	R$ 4,085,013	R$ 6,239,364
Participation of non-controlling shareholders	10,588	(27,111)	(10,007)
Consolidated net income	R$ 5,039,977	R$ 4,057,902	R$ 6,229,357